May 6, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Transamerica Occidental Life Insurance Company
                  Transamerica Occidental's Separate Account Fund B (File No. 2-34221)

CIK No.: 0000073710

Dear Commissioners:

     On behalf of Transamerica Occidental Life Insurance Company ("Transamerica") and the Transamerica Occidental's Separate Account Fund B (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain individual equity investment fund contracts for tax deferred individual retirement plans offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N-3 Registration
Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 26, 2002 via EDGAR.

                                   Sincerely,


                            /s/ Priscilla I. Hechler

                              Priscilla I. Hechler
                            Assistant Vice President
                             and Assistant Secretary

cc:      John K. Carter, Esq.
         Gina Grusman